STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 93,983	$ 378,660	$ 156,861	$ 649,510	$ 326,306	$ 749,012
Cost of revenues	16,170	110,360	82,856	261,250	152,804	372,455
Gross profit	77,813	268,300	74,005	388,260	173,502	376,557
Operating expenses:
Sales and marketing	3,432	19,837	10,357	32,717	19,887	33,246
General and administrative expenses	55,072	587,611	246,161	1,922,740	444,636	1,257,148
Officer compensation	94,774	20,988	53,215	116,518	1,142,963	1,417,568
Total operating expenses	153,278	628,436	309,733	2,071,975	1,607,486	2,707,962
Loss from operations	(75,465)	(360,136)	(235,728)	(1,683,715)	(1,433,984)	(2,331,405)
Other income (expense):
Interest expense		(12,466)		(23,014)		(50,000)
Total other income (expense)		(12,466)		(23,014)		(50,000)
Net loss	$ (75,465)	$ (372,602)	$ (235,728)	$ (1,706,729)	$ (1,433,984)	$ (2,381,405)
Basic and diluted net loss per common share attributable to common stockholders	$ (0.01)	$ (0.04)	$ (0.03)	$ (0.19)	$ (0.18)	$ (0.30)
Weighted-average number of shares used in computing basic and diluted per share amounts	7,593,472	9,369,345	7,820,440	9,123,984	7,787,348	7,889,252